Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Revenue from related parties	$ 8,550	$ 1,553	$ 0
Fluor
Related Party Transaction [Line Items]
Related party expenses	31,289	18,113	$ 4,452
Accounts payable, related parties	7,694	3,731
Accounts and other receivables	$ 1,508	$ 612
Revenue earned percentage	72.40%